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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       ??????????
                                                    Expires:          ??????????
                                                    Estimated average
                                                      burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  3/31/2001
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: --------------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Steginsky Capital LLC
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Address:   1 Palmer Square
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           Suite 541
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           Princeton, NJ 08542
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Form 13F File Number: 28-05811
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Andrew Steginsky
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Title:  Manager
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Phone:  (609) 252-9980
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Signature, Place, and Date of Signing

/s/ Andrew Steginsky
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[Signature]

Princeton, NJ
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[City, State]

April 16, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                             Form 13F Summary page

                                Report Summary:

Number of Other Included Managers:
        0
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Form 13F Information Table Entry Total:
        7
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Form 13F Information Table Value Total:
     $98,550       (thousands)
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List of Other Included Managers:

None






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                           FORM 13F INFORMATION TABLE


                          TITLE
                           OF                          VALUE        SHARES/                                 INVESTMENT
NAME OF ISSUER            CLASS       CUSIP           (x$1000)      PRN AMT         SH/PRN    PUT/CALL      DISCRETION
--------------            -----     ---------       -----------     ---------       ------    --------      ----------
AMERICAN                    COM      026874107          22,544         280,049        SH                       SOLE
INTERNATIONAL
GROUP

CINTAS                      COM      172908105          17,003         431,322        SH                       SOLE

ILLINOIS TOOL               COM      452308109           7,942         139,725        SH                       SOLE
WORKS

INTEL                       COM      458140100          21,418         813,971        SH                       SOLE

NEWS CORP LTD               COM      652487703           2,297          73,159        SH                       SOLE

NEWS CORP LTD               PFD      652487802          15,966         597,996        SH                       SOLE

PROGRESSIVE
CORP                        COM      743315103          11,380         117,260        SH                       SOLE



                                               VOTING AUTHORITY
                       OTHER
NAME OF ISSUER        MANAGERS           SOLE       SHARED        NONE
--------------        --------           ----       ------        ----
AMERICAN
INTERNATIONAL
GROUP                                    SOLE

CINTAS                                   SOLE

ILLINOIS TOOL
WORKS                                    SOLE

INTEL                                    SOLE

NEWS CORP LTD                            SOLE

NEWS CORP LTD                            SOLE

PROGRESSIVE
CORP                                     SOLE